Segment Information and Sales to Significant Customers (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Summary of long-lived assets by geographic location
Total long-lived assets	$ 277,907	$ 258,402	$ 258,273
North America (Mainly United States) [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	83,645	102,739	129,929
Europe [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	65,746	47,717	35,353
Rest of the world - Israel [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	51,086	45,669	40,717
Rest of the world - India [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	29,401	35,071	36,322
Rest of the world - Others [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	$ 48,029	$ 27,206	$ 15,952